OPERATING LEASES AND COMMITMENTS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING LEASES AND COMMITMENTS
Operating Lease Liabilities, beginning balance	$ 0	$ 0	$ 173
Adjustments office lease	0	0	0
Repayments of lease liability	0	0	(176)
Interest expense	0	0	3
Operating lease liabilities, ending balance	0	0	0
Lease liability due within one year	0	0	0
Lease Liability long Term	$ 0	$ 0	$ 0